Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Impax Funds Series Trust I
Entity Central Index Key	dei_EntityCentralIndexKey	0000076721
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 11, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
Impax Global Sustainable Infrastructure Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Impax Funds Series Trust I

Supplement Dated December 11, 2023

to the Prospectus dated May 1, 2023

and the Statement of Additional Information dated November 8, 2023

Effective December 15, 2023, changes to the Impax Global Sustainable Infrastructure Fund’s principal investment strategies and portfolio management team will be implemented, as described below.

Accordingly, the Prospectus and Statement of Additional Information are amended as follows:

Prospectus

Under Principal Investment Strategies, the section will be replaced in its entirety with the following:

The Global Sustainable Infrastructure Fund follows a sustainable investing approach, investing in companies that the Adviser believes are well positioned to provide infrastructure essential for the transition to a more sustainable global economy, integrating environmental, social and governance (ESG) analysis into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of FTSE Global Infrastructure Opportunities Index companies.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Adviser determines derive significant revenues (i.e., at least 20% of revenues) from owning, operating, developing or distributing sustainable infrastructure-related goods, services or assets. The Adviser defines “sustainable infrastructure” to mean infrastructure that conserves, enables or increases access to vital resources such as clean energy, water, food and agriculture, including resource and waste management, as well as other societal resources such as healthcare, education, finance, transportation, and data and communications that advance social well-being. From this sustainable infrastructure universe, the Fund’s Adviser selects portfolio companies for the Fund on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of ESG factors that the Fund’s Adviser has determined are financially material. The Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

Under normal market conditions, the Fund will invest in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets. The Fund’s investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Fund will normally have investments in a minimum of three countries other than the United States. The Fund’s investments in securities of non-US issuers may be denominated in currencies other than the US dollar. The Fund may take significant positions in one or more sectors, including the industrials and utilities sectors. While the Fund is not limited to equity securities that pay dividends, the Adviser expects that the Fund’s portfolio will normally have a higher dividend yield than the broader equity market.